Income from operations - Sales and costs by nature (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income from operations [Abstract]
Total sales	€ 18,021	€ 18,169	€ 17,827
Costs of materials used	(4,213)	(4,626)	(4,320)
Employee benefit expenses	(6,641)	(6,903)	(6,952)
Depreciation and amortisation	(1,390)	(1,261)	(1,602)
Impairment of goodwill	0	(8)	(1,357)
Shipping and handling	(623)	(668)	(756)
Advertising and promotion	(791)	(700)	(739)
Lease expenses	(54)	(51)	(39)
Other operational costs	(3,351)	(3,535)	(3,609)
Other business income (expenses)	(429)	(533)	18
Income from operations	€ 529	€ (115)	€ (1,529)